Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 13,086.9	$ 11,368.0	$ 10,039.0
Less reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Net balance at beginning of period	10,916.8	9,567.0	8,596.3
Net loss and loss adjustment reserves acquired	0.0	0.0	(2.5)
Total beginning reserves		10,916.8	9,567.0	$ 8,593.8
Incurred related to:
Current year	21,632.5	18,782.1	16,967.1
Prior years	88.5	25.9	(87.5)
Total incurred	21,721.0	18,808.0	16,879.6
Paid related to:
Current year	13,792.1	12,201.5	11,149.0
Prior years	6,017.6	5,256.7	4,757.4
Total paid	19,809.7	17,458.2	15,906.4
Net balance at ending of period	12,828.1	10,916.8	9,567.0
Plus reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Balance at ending of period	$ 15,400.8	$ 13,086.9	$ 11,368.0